Consolidated Statements of Comprehensive Income (loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Net sales
Third party net sales	$ 927,996	$ 928,115	$ 909,751	$ 78,842
Related party net sales (Note 15)	67,934	56,382	428
Total net sales	995,930	984,497	910,179	78,842
Cost of sales	803,973	745,995	710,360	60,296
Gross profit	191,957	238,502	199,819	18,546
Operating expenses
Selling and warehousing	(70,910)	(67,413)	(66,212)	(5,167)
General and administrative	(47,039)	(58,662)	(41,612)	(3,577)
Amortization of acquired intangible assets	(22,176)	(22,165)	(20,378)	(405)
Merger and acquisition costs (Note 2)			(11,331)	(5,170)
Restructuring costs, net (Note 3)	(7,593)	(5,877)	(1,275)
Stock-based compensation expense (Note 17)				(15,082)
Trademark impairment loss (Note 8)	(2,000)		(3,800)
Patent litigation costs (Note 14)	(2,200)		(387)	(500)
Antitrust litigation costs (Note 14)	(198)	(1,228)	(11,731)	(813)
Operating income (loss)	39,841	83,157	43,093	(12,168)
Other expense
Interest expense, net (Note 11)	(51,453)	(54,765)	(51,691)	(4,663)
Management fee expense				(139)
Loss on early extinguishment of debt (Note 11)				(24,153)
Debt commitment fees			(5,945)
Miscellaneous, net	(3,623)	(6,188)	(4,974)	(727)
(Loss) income before income taxes	(15,235)	22,204	(19,517)	(41,850)
Income tax benefit (expense) (Note 12)	2,993	(7,577)	906	13,952
Net (loss) income	(12,242)	14,627	(18,611)	(27,898)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1,318	1,930	(4,709)	627
Pension and OPEB liability, net of tax of ($21,992), $6,041, $19,167 and ($71)	35,545	(11,085)	(29,770)	116
Total other comprehensive income (loss)	36,863	(9,155)	(34,479)	743
Comprehensive income (loss)	$ 24,621	$ 5,472	$ (53,090)	$ (27,155)